Business Combinations - Pro Forma Information (Details) - MUB - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition Pro Forma Information [Line Items]
Net interest income	$ 17,541	$ 14,958
Noninterest income	10,068	11,071
Net income	$ 7,184	$ 7,187